Offerings - Offering: 1	Jul. 24, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	60,556,785
Proposed Maximum Offering Price per Unit | $ / shares	0.47
Maximum Aggregate Offering Price	$ 28,461,688.74
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,357.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.47, which is the average of the high and low prices of the shares of the Company’s Common Stock on July 21, 2025 (a date withing five business days prior to filing) on the Nasdaq Stock Market.Includes (i) of up to 54,230,876 shares (the “ELOC Shares”) of the Company’s common stock 0.0001 par value per share (the “Common Stock”) issuable to the Selling Stockholder pursuant to an Equity Purchase Agreement we entered into with the Selling Stockholder on June 30, 2025 (the “Equity Purchase Agreement”); (ii) 485,437 shares of our Common Stock issued to the Selling Stockholder as commitment shares (the “ELOC Commitment Shares”); (iii) up to 5,090,472 shares of our Common Stock (the “Preferred Stock Conversion Shares”) issuable to the Selling Stockholder upon the conversion of 2,000 shares of the Company’s Series A Convertible Preferred Stock issued to the Selling (the “Preferred Stock”) a Securities Purchase Agreement we entered into with the Selling Stockholder on June 30, 2025 (the “Securities Purchase Agreement”); and (iv) 750,000 shares of the Company’s common stock issued to the Selling Stockholder as commitment shares pursuant to the Securities Purchase Agreement (the “SPA Commitment Shares”).